Consolidated Schedule of Investments (unaudited) June 30, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Private Equity Investments

Direct Investments — 28.7%(a)(b)(c)

Aerospace & Defense — 1.3%
Sierra Space Corp., Preferred A Shares (Acquired 12/01/21, Cost: $1,579,640)	157,964		$1,579,640

Capital Markets — 1.2%
FTX Trading, Ltd.
B-1 Shares (Acquired 10/20/21, Cost: $224,692)	6,171		229,833
Common Shares (Acquired 10/20/21, Cost: $583,990)	24,685		685,325
Series C Preferred Shares (Acquired 02/08/22, Cost: $212,801)	4,591		192,223
West Realm Shires Services, Inc.
Common Shares (Acquired 11/05/21, Cost: $20,147)	132		64,343
Series A Preferred Shares (Acquired 02/08/22, Cost: $212,795)	93,127		184,024

			1,355,748

Commercial Services & Supplies — 3.1%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,760,000)	—	(d)	1,760,000
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	—	(d)	1,863,720

			3,623,720

Entertainment — 6.9%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)	—	(d)	4,792,321
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $3,000,000)	—	(d)	3,320,001

			8,112,322

Health Care Equipment & Supplies — 1.5%
Chiaro Technology Ltd., Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,660)	295,449		1,774,968

Health Care Providers & Services — 5.9%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)	—	(d)	828,180
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,162,993)	—	(d)	3,242,928
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $1,906,764)	—	(d)	2,866,667

			6,937,775

Household Durables — 2.2%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)	—	(d)	2,566,601

Internet & Direct Marketing Retail — 2.0%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $1,310,353)	28,701		1,535,503
Preferred A1 Shares (Acquired 04/16/21, Cost: $595,026)	13,033		697,265
Preferred B Shares (Acquired 04/16/21, Cost: $94,643)	2,073		110,906

			2,343,674

IT Services — 1.7%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)	91,427		1,035,335

Security	Shares		Value

IT Services (continued)
OwnBackup Ltd. (continued)
Preferred A Shares (Acquired 07/23/21, Cost: $816,170)	72,977		$826,404
Preferred A1 Shares (Acquired 07/23/21, Cost: $19,896)	1,779		20,146
Preferred B1 Shares (Acquired 07/23/21, Cost: $75,424)	6,744		76,370
Preferred C Shares (Acquired 07/23/21, Cost: $48,192)	4,309		48,796
Preferred C1 Shares (Acquired 07/23/21, Cost: $17,805)	1,592		18,028

			2,025,079

Software — 2.9%
Acronis AG, Preferred E Shares (Acquired 04/06/22, Cost: $1,681,862)	20,378		1,681,862
Flexe Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,714,289)	84,056		1,714,289

			3,396,151

Total Direct Investments — 28.7%			33,715,678

Secondary Investments — 16.0%(a)(b)(c)

Commercial Services & Supplies — 1.6%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $281,079)	—	(d)	260,360
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)	—	(d)	1,629,707

			1,890,067

Diversified — 5.1%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,876,063)	—	(d)	3,006,757
Inovia Continuity Fund I LP (Acquired 09/17/21, Cost: $1,632,993)	—	(d)	1,554,008
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $1,785,177)	—	(d)	1,444,483

			6,005,248

Electronic Equipment, Instruments & Components — 2.0%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,328,316)	—	(d)	2,309,040

Energy Equipment & Services — 2.0%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $2,199,751)	—	(d)	2,306,465

Food Products — 5.3%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,767,464)	—	(d)	3,402,029
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $2,887,260)	—	(d)	2,855,033

			6,257,062

Total Secondary Investments — 16.0%			18,767,882

Total Private Equity Investments — 44.7% (Cost: $50,386,290)			52,483,560

	Par (000)

Asset-Backed Securities
Battalion CLO XIX Ltd., Series 2021-19A, Class B, (3 mo. LIBOR US + 1.60%), 1.80%, 04/15/34(e)(f)	$1,000		933,931

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 07/17/31(e)(f)	$750	$709,746
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (3 mo. LIBOR US + 1.80%), 1.99%, 05/16/31(e)(f)	700	657,850
Palmer Square CLO Ltd.(e)(f)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 2.49%, 04/18/31	1,000	953,491
Series 2022-1A, Class B, (SOFR + 1.80%), 2.27%, 04/20/35	1,000	929,350
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 3.06%, 04/20/33(e)(f)	750	701,918

Total Asset-Backed Securities — 4.2% (Cost: $5,192,180)		4,886,286

Corporate Bonds

Banks — 2.1%
Citizens Bank NA/Providence RI, (SOFR + 1.40%), 4.12%, 05/23/25(e)	2,500	2,490,185

Building Materials(f) — 0.6%
Jeld-Wen, Inc., 6.25%, 05/15/25	410	393,600
Standard Industries, Inc., 4.75%, 01/15/28	324	277,020

		670,620

Chemicals — 0.2%
WESCO Distribution, Inc., 7.13%, 06/15/25(f)	240	239,479

Construction Materials — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(f)	246	210,701

Consumer Finance — 0.3%
Block, Inc., 2.75%, 06/01/26(f)	336	298,109

Containers & Packaging — 0.4%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	321	296,122
Sealed Air Corp., 5.13%, 12/01/24(f)	153	151,853

		447,975

Diversified Financial Services — 10.7%
Bank of America Corp., (SOFR + 1.11%), 3.84%, 04/25/25(e)	4,000	3,979,682
Intercontinental Exchange, Inc., 3.65%, 05/23/25	1,395	1,384,695
JPMorgan Chase & Co., 3.88%, 09/10/24	3,000	2,994,108
Morgan Stanley, (SOFR + 0.51%), 0.79%, 01/22/25(e)	3,000	2,835,825
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(e)(f)	1,380	1,374,729

		12,569,039

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.63%, 09/15/27(f)	330	281,325
Lumen Technologies, Inc., Series W, 6.75%, 12/01/23	228	225,865

		507,190

Electric Utilities — 0.1%
FirstEnergy Corp., Series B, 4.15%, 07/15/27	158	149,030

Electronic Equipment, Instruments & Components — 0.3%
BWX Technologies, Inc., 4.13%, 06/30/28(f)	335	298,150

Security	Par (000)	Value

Environmental, Maintenance & Security Service(f) — 0.6%
Clean Harbors, Inc., 4.88%, 07/15/27	$245	$224,175
GFL Environmental, Inc., 5.13%, 12/15/26	490	468,587

		692,762

Equity Real Estate Investment Trusts (REITs) — 0.4%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	490	448,188

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(f)	243	227,115

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28(f)	163	149,422

Health Care Providers & Services — 0.8%
Centene Corp., 4.25%, 12/15/27	240	224,033
HCA, Inc., 5.38%, 02/01/25	228	226,805
Molina Healthcare, Inc., 4.38%, 06/15/28(f)	165	147,390
Teleflex, Inc., 4.63%, 11/15/27	236	217,710
Tenet Healthcare Corp., 4.63%, 09/01/24(f)	127	121,920

		937,858

Health Care Technology — 0.2%
IQVIA, Inc., 5.00%, 05/15/27(f)	224	211,926

Hotels, Restaurants & Leisure(f) — 0.8%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/25	195	196,136
3.88%, 01/15/28	305	264,716
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25	197	193,060
5.75%, 05/01/28	282	268,134

		922,046

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Operating LLC, 4.75%, 03/15/28(f)	488	439,045

Interactive Media & Services — 0.3%
Twitter, Inc., 3.88%, 12/15/27(f)	324	305,453

Internet Software & Services(f) — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	107,970
Match Group Holdings II LLC, 4.63%, 06/01/28	333	301,898

		409,868

IT Services(f) — 0.3%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28	168	148,680
Gartner, Inc., 4.50%, 07/01/28	161	147,831

		296,511

Media(f) — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27	163	153,831
5.00%, 02/01/28	291	268,506
Sirius XM Radio, Inc., 5.00%, 08/01/27	243	225,387
Videotron Ltd., 5.38%, 06/15/24	192	190,560

		838,284

Metals & Mining(f) — 0.2%
Arconic Corp.
6.00%, 05/15/25	101	98,506
6.13%, 02/15/28	138	128,861

		227,367

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27	$156	$159,800

Pharmaceuticals — 2.5%
AbbVie, Inc., 3.80%, 03/15/25	3,000	2,975,985

Producer Durables: Miscellaneous — 2.5%
Oracle Corp., 3.40%, 07/08/24	3,000	2,957,155

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Inc., 3.15%, 11/15/25	3,000	2,889,087
Sensata Technologies BV(f)
5.63%, 11/01/24	187	184,599
5.00%, 10/01/25	277	265,920

		3,339,606

Software — 0.6%
CDK Global, Inc., 4.88%, 06/01/27	122	118,493
Open Text Corp., 3.88%, 02/15/28(f)	336	298,849
PTC, Inc.(f)
3.63%, 02/15/25	140	132,409
4.00%, 02/15/28	192	173,504

		723,255

Textiles, Apparel & Luxury Goods(f) — 0.2%
Hanesbrands, Inc., 4.88%, 05/15/26	119	110,225
William Carter Co., 5.63%, 03/15/27	142	132,970

		243,195

Utilities — 0.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(f)	163	141,810

Wireless Telecommunication Services — 0.3%
Sprint Corp., 7.63%, 03/01/26	281	296,069
T-Mobile USA, Inc., 4.75%, 02/01/28	77	74,629

		370,698

Total Corporate Bonds — 29.7% (Cost: $36,459,233)		34,897,827

Floating Rate Loan Interests(e)

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.87%, 02/24/25	129	122,711

Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.81%, 04/20/28	43	40,942
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28(a)	159	146,525
United Airlines, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 5.39%, 04/21/28	160	148,025

		335,492

Building Materials — 0.1%
GYP Holdings III Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 4.17%, 06/01/25	100	94,959

Building Products — 0.2%
Advanced Drainage Systems, Inc., Term Loan B, (SOFR + 2.25%), 3.40%, 07/31/26	36	35,845

Security	Par (000)	Value

Building Products (continued)
CPG International LLC, 2022 Term Loan B, (SOFR + 2.50%), 4.09%, 04/28/29(a)	$46	$42,550
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 07/28/28	132	124,907
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 3.79%, 09/22/28	61	58,806

		262,108

Capital Markets — 0.3%
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.17%, 06/30/28	138	132,427
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.92%, 04/12/24	178	174,506

		306,933

Chemicals — 0.4%
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 4.00%, 06/01/24	80	77,964
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.67%, 01/31/26	69	67,671
INEOS U.S. Finance LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 4.17%, 11/08/28	100	94,701
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.75%, 03/02/26	91	86,982
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.74%, 06/09/28	137	131,272

		458,590

Commercial Services & Supplies — 0.4%
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 3.42%, 03/11/25	174	166,648
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 3.67%, 10/08/28	74	73,385
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 4.17%, 11/30/28	76	71,807
2021 Term Loan C, (1 mo. LIBOR + 2.50%), 4.17%, 11/30/28	6	5,392
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 4.24%, 05/30/25	45	43,554
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.65%, 09/23/26	55	51,314

		412,100

Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.40%, 06/21/24	2	1,331

Consumer Discretionary — 0.1%
APi Group DE, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 4.42%, 01/03/29	92	88,177

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 11/24/28(a)	137	130,788

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services (continued)
FrontDoor, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 06/17/28	$31	$29,846
The Terminix Co. LLC, 2019 Term Loan D, (1 mo. LIBOR + 1.75%), 3.44%, 11/05/26	100	97,925

		258,559

Diversified Financial Services — 0.3%
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 4.58%, 10/22/26	92	87,816
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 4.17%, 09/01/28	120	113,989
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 4.25%, 11/05/28	139	131,935

		333,740

Diversified Telecommunication Services — 0.2%
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 4.17%, 11/04/26	110	105,523
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.42%, 03/01/27	114	105,355

		210,878

Electrical Equipment — 0.0%
Generac Power Systems, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.37%, 12/13/26	33	33,085

Environmental, Maintenance & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 3.42%, 09/07/27	163	157,253

Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.25%, 02/03/24	152	151,296
U.S. Foods, Inc., 2019 Term Loan B, (3 mo. LIBOR + 2.00%), 3.57%, 09/13/26	139	130,800

		282,096

Food Products — 0.2%
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.17%, 10/10/26	28	26,311
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%, 0.75% Floor), 3.60%, 08/03/25	55	52,334
JBS USA LUX SA, 2019 Term Loan B, (6 mo. LIBOR + 2.00%), 2.80%, 05/01/26	140	134,566

		213,211

Health Care Technology — 0.1%
IQVIA, Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 4.00%, 06/11/25	109	105,389

Hotels, Restaurants & Leisure — 0.9%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 3.42%, 11/19/26	194	185,216
Aristocrat Technologies, Inc., 2022 Term Loan B, (SOFR + 2.25%), 4.40%, 05/24/29	45	43,358
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 3.67%, 03/17/28	75	70,769
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 3.37%, 06/22/26	177	169,801
Penn National Gaming, Inc., 2022 Term Loan B, (SOFR + 2.75%), 4.38%, 05/03/29	165	157,461

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 2022 USD Term Loan, (SOFR + 3.00%), 4.36%, 04/14/29	$176	$166,760
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 4.37%, 10/02/28	73	67,244
Wyndham Hotels & Resorts, Inc., Term Loan B, 05/30/25(g)	165	159,108

		1,019,717

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 3.67%, 03/03/28	36	34,448

Interactive Media & Services — 0.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 5.25%, 06/26/28	182	173,583
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 1.75%), 3.42%, 02/15/24	101	96,900

		270,483

IT Services — 0.5%
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 3.42%, 04/28/28	186	178,925
Maximus, Inc., Term Loan B, (1 mo. LIBOR + 2.00%), 3.69%, 05/28/28	75	74,362
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 3.42%, 11/16/26	186	174,550
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 3.92%, 03/31/28	119	114,192
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 4.67%, 02/02/26	21	20,252

		562,281

Life Sciences Tools & Services — 0.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 3.92%, 11/08/27	185	177,284
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 4.56%, 07/03/28	177	170,810
US Term Loan, (3 mo. LIBOR + 2.25%), 4.56%, 07/03/28	44	42,557

		390,651

Machinery — 0.2%
Allison Transmission, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.39%, 03/29/26	49	48,950
Clark Equipment Co., 2022 Term Loan B, (SOFR + 2.50%), 4.65%, 04/20/29	72	69,037
Terex Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%, 0.75% Floor), 3.67%, 01/31/24	55	54,189
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 10/04/28	33	32,081

		204,257

Media — 0.7%
Cogeco Communications USA II LP, Term Loan B, (1 mo. LIBOR + 2.00%), 3.67%, 01/03/25	37	35,446
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.82%, 04/15/27	38	34,911
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 4.42%, 01/07/28	64	60,097

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 03/24/25	$189	$182,554
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.28%, 08/15/26	99	97,083
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.17%, 09/18/26	58	57,405
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 4.32%, 01/31/29	16	15,173
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 4.57%, 01/31/29	111	106,297
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 3.79%, 01/20/28	184	176,237

		765,203

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 2021 Term Loan B2, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.92%, 07/26/26(a)	149	142,920

Oil, Gas & Consumable Fuels — 0.0%
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.82%, 01/31/28	36	35,293

Personal Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%), 5.42%, 07/03/28	36	35,497

Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 3.63%, 02/22/28	36	35,421
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.81%, 08/01/27	185	174,597
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.67%, 11/15/27	93	88,241
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 5.17%, 05/05/28	150	142,445
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 4.42%, 10/27/28	54	51,398
Perrigo Investments LLC, Term Loan B, (SOFR + 2.50%), 3.65%, 04/20/29	46	43,980

		536,082

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 4.42%, 08/21/25	112	105,355

Road & Rail — 0.3%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 3.42%, 08/06/27	192	180,886
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.25%, 12/30/26	184	176,728

		357,614

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.67%, 09/19/26	89	87,702
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 4.36%, 12/02/28	70	68,416

		156,118

Software — 0.6%
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 4.44%, 10/27/28	140	132,232
NortonLifeLock, Inc., 2022 Term Loan B, 01/28/29(g)	186	176,415

Security	Par (000)	Value

Software (continued)
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.14%, 10/20/28	$67	$59,015
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 3.42%, 04/16/25	156	147,681
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 4.53%, 08/31/28	149	140,874

		656,217

Specialty Retail — 0.2%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 3.50%, 10/30/26(a)	64	61,338
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%), 3.88%, 04/13/28	29	27,468
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.02%, 03/09/28	94	89,061
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28	62	58,041

		235,908

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 4.45%, 02/17/29	142	129,260

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 05/19/28	157	149,209

Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.42%, 04/11/25	137	131,905

Total Floating Rate Loan Interests — 8.2% (Cost: $9,994,311)		9,595,030

Total Long-Term Investments — 86.8% (Cost: $102,032,014)		101,862,703

	Shares

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%(h)(i)	5,138,697	5,138,697

Total Short-Term Securities — 4.4% (Cost: $5,138,697)		5,138,697

Total Investments — 91.2% (Cost: $107,170,711)		107,001,400

Other Assets Less Liabilities — 8.8%		10,262,838

Net Assets — 100.0%		$117,264,238

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $52,483,560, representing 44.8% of its net assets as of period end, and an original cost of $50,386,290.

(d)	Investment does not issue shares.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,164,845	$—	$(26,148	)(a)	$—	$—	$5,138,697	5,138,697	$12,676	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$33,715,678	$33,715,678
Secondary Investments	—	—	18,767,882	18,767,882
Asset-Backed Securities	—	4,886,286	—	4,886,286
Corporate Bonds	—	34,897,827	—	34,897,827
Floating Rate Loan Interests	—	9,070,909	524,121	9,595,030
Short-Term Securities
Money Market Funds	5,138,697	—	—	5,138,697

	$5,138,697	$48,855,022	$53,007,681	$107,001,400

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Private Investments Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investments	Secondary Investments	Floating Rate Loan Interests	Total

Assets
Opening balance, as of March 31, 2022	$23,746,393	$18,738,636	$1,269,009	$43,754,038
Transfers into Level 3	—	—	815,142	815,142
Transfers out of Level 3	—	—	(1,120,505)	(1,120,505)
Accrued discounts/premiums	—	—	16	16
Net realized gain (loss)	—	—	(11,651)	(11,651)
Net change in unrealized appreciation (depreciation)(a)	(928,084)	22,479	(20,937)	(926,542)
Purchases	10,897,369	95,690	128,585	11,121,644
Sales	—	(88,923)	(535,538)	(624,461)

Closing balance, as of June 30, 2022.	$33,715,678	$18,767,882	$524,121	$53,007,681

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(a)	$(928,084)	$22,479	$(20,937)	$(926,542)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $524,121. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Direct Investments	$33,715,678	Market	EBITDA Multiple	6.50x - 16.67x		10.95x
			EBIT Multiple	10.75x		—
			Revenue Multiple	2.60x - 32.75x		13.98x
			Time to Exit	1.5 - 2.0 years		1.6 years
			Volatility	40% - 40%		40%

Secondary Investments	18,767,882	Market	Market Adjustment Factor	0.90x - 1.00x		0.96x

	$52,483,560

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The Fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $8,266,610 as of June 30, 2022.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

7